Investment Objectives and Goals	Dec. 31, 2024
Franklin Templeton SMACS: Series C
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Templeton SMACS: Series C
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide current income consistent with preservation of capital.
Franklin Templeton SMACS: Series CP
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Templeton SMACS: Series CP
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide high current income. Capital appreciation over the long term is a secondary goal.